Segment Information	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Segment Information [Abstract]
SEGMENT INFORMATION
NOTE 10 – SEGMENT INFORMATION

ASC 280 requires use of the “management approach” model for segment reporting. The management approach model is based on the way a company’s management organizes segments within the company for making operating decisions and assessing performance. Reportable segments are based on products and services, geography, legal structure, management structure, or any other manner in which management disaggregates a company.

During the three months ended March 31, 2014 and 2013, the Company operated in three reportable business segments: (1) the TCM raw materials segment, consisting of the production and sale of yew raw materials used in the manufacture of TCM; (2) the yew tree segment, consisting of the growth and sale of yew tree seedlings and mature trees, including potted miniature yew trees; and (3) the handicrafts segment, consisting of the manufacture and sale of handicrafts and furniture made of yew timber. The Company’s reportable segments are strategic business units that offer different products. They are managed separately based on the fundamental differences in their operations. All of the Company’s operations are conducted in the PRC.

Information with respect to these reportable business segments for the three months ended March 31, 2014 and 2013 was as follows:

	Three Months Ended March 31,
	2014	2013
Revenues:
TCM raw materials	$1,043,980	$896,161
Yew trees	964,306	856,954
Handicrafts	59,691	45,825
	2,067,977	1,798,940
Cost of revenues:
TCM raw materials	232,340	199,960
Yew trees	249,331	360,687
Handicrafts	46,063	18,022
	527,734	578,669
Depreciation and amortization:
TCM raw materials	125,736	89,244
Yew trees	13,700	8,561
Handicrafts	7,819	7,752
Other	27,699	39,961
	174,954	145,518
Net income (loss):
TCM raw materials	796,227	696,201
Yew trees	694,336	496,267
Handicrafts	14,682	27,803
Other	(130,004)	(277,950)
	$1,375,241	$942,321

	March 31, 2014
	TCM raw materials	Yew trees	Handicrafts	Other	Total
Identifiable long-lived assets, net	$20,048,846	$616,598	$85,595	$273,983	$21,025,022

	December 31, 2013
	TCM raw materials	Yew trees	Handicrafts	Other	Total
Identifiable long-lived assets, net	$20,953,562	$632,583	$94,124	$306,371	$21,986,640

The Company does not allocate any selling, general and administrative expenses, other income/expenses to its reportable segments because these activities are managed at a corporate level. In addition, the specified amounts for interest expense and income tax expense are not included in the measure of segment profit or loss reviewed by the chief operating decision maker and these specified amounts are not regularly provided to the chief operating decision maker. Therefore, the Company has not disclosed interest expense and income tax expense for each reportable segment.

Asset information by reportable segment is not reported to or reviewed by the chief operating decision maker and, therefore, the Company has not disclosed asset information for each reportable segment. The Company’s operations are located in the PRC. All revenues are derived from customers in the PRC. All of the Company’s operating assets are located in the PRC.

NOTE 12 – SEGMENT INFORMATION

ASC 280 requires use of the “management approach” model for segment reporting. The management approach model is based on the way a company’s management organizes segments within the company for making operating decisions and assessing performance. Reportable segments are based on products and services, geography, legal structure, management structure, or any other manner in which management disaggregates a company.

During the years ended December 31, 2013 and 2012, the Company operated in three reportable business segments: (1) the TCM raw materials segment, consisting of the production and sale of yew raw materials used in the manufacture of TCM; (2) the yew tree segment, consisting of the growth and sale of yew tree seedlings and mature trees, including potted miniature yew trees; and (3) the handicrafts segment, consisting of the manufacture and sale of handicrafts and furniture made of yew timber. The Company’s reportable segments are strategic business units that offer different products. They are managed separately based on the fundamental differences in their operations. All of the Company’s operations are conducted in the PRC.

Information with respect to these reportable business segments for the years ended December 31, 2013 and 2012 was as follows:

	For the Years Ended December 31,
	2013	2012
Revenues:
TCM raw materials	$4,170,748	$3,745,348
Yew trees	3,011,728	2,819,968
Handicrafts	257,172	162,208
	7,439,648	6,727,524
Cost of revenues:
TCM raw materials	1,117,407	615,956
Yew trees	1,097,470	578,296
Handicrafts	192,523	84,805
	2,407,400	1,279,057
Depreciation and amortization:
TCM raw materials	370,564	337,949
Yew trees	24,586	37,440
Handicrafts	22,900	31,346
Other	143,466	157,096
	561,516	563,831
Net income (loss):
TCM raw materials	3,053,341	3,129,393
Yew trees	1,914,257	2,241,672
Handicrafts	64,649	77,402
Other	(1,132,515)	(3,242,200)
	$3,899,732	$2,206,267

	December 31, 2013
	TCM raw materials	Yew trees	Handicrafts	Other	Total
Identifiable long-lived assets, net	$20,953,562	$632,583	$94,124	$306,371	$21,986,640

	December 31, 2012
	TCM raw materials	Yew trees	Handicrafts	Other	Total
Identifiable long-lived assets, net	$14,983,045	$734,212	$122,491	$374,539	$16,214,287

The Company does not allocate any selling, general and administrative expenses, other income/expenses to its reportable segments because these activities are managed at a corporate level. In addition, the specified amounts for interest expense and income tax expense are not included in the measure of segment profit or loss reviewed by the chief operating decision maker and these specified amounts are not regularly provided to the chief operating decision maker. Therefore, the Company has not disclosed interest expense and income tax expense for each reportable segment.

Asset information by reportable segment is not reported to or reviewed by the chief operating decision maker and, therefore, the Company has not disclosed asset information for each reportable segment. The Company’s operations are located in the PRC. All revenues are derived from customers in the PRC. All of the Company’s operating assets are located in the PRC.